Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Payable [Abstract]
Accounts payable	$ 3,256,624	$ 3,012,334
Total accounts payable	$ 3,256,624	$ 3,012,334